Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $)	Nov. 30, 2014	Dec. 31, 2014
140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 140,000,000
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Debt instrument face amount		12,000,000
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Debt instrument face amount		10,500,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 220 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		220,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 20 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		20,000,000
Fortaleza Knutsen and Recife Knutsen [Member] | 140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		140,000,000
Fortaleza Knutsen and Recife Knutsen [Member] | 160 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		160,000,000
Bodil Knutsen [Member] | 120 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		120,000,000
Windsor Knutsen [Member] | 85 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		85,000,000
Carmen Knutsen [Member] | 93 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		93,000,000
Hilda Knutsen [Member] | 170 Million Loan Facilities [Member]
Debt Instrument [Line Items]
Debt instrument face amount		117,000,000
Torill Knutsen [Member] | 170 Million Loan Facilities [Member]
Debt Instrument [Line Items]
Debt instrument face amount		117,000,000
Dan Cisne [Member] | 58.8 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 58,800,000